BUSINESS COMBINATION - Identifiable assets and liabilities (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Business Acquisition [Line Items]
Goodwill as of the acquisition date				$ 0	$ 135,388	$ 135,388
Less: impairment loss of goodwill	$ 0	$ 0		$ 0	(139,580)	(139,930)	$ 0
Goodwill as of March 31, 2022			$ 135,388			0	135,388
XXTX
Business Acquisition [Line Items]
Purchase consideration paid						472,573
Fair value of non-controlling interest						326,570
Cash and cash equivalents						105,386
Other current assets						525,005
Plant and equipment						790
Intangible assets						265,536
Total assets						896,717
Total liabilities						(230,247)
Total fair value of net assets of XXTX						666,470
Goodwill as of the acquisition date			132,673		$ 0	0
Effect of exchange rate changes on goodwill			7,257
Less: impairment loss of goodwill						$ (139,930)
Goodwill as of March 31, 2022			$ 0				$ 0